The Fair Value Option - Schedule of Fair Value Option (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net increase (decrease) in fair value of loans at fair value	$ 15,208	$ 8,730	$ 32,308	$ (380)	$ 11,904	$ (41,160)	$ 15,093
Long-term loans and written loan commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net increase (decrease) in fair value of loans at fair value	15,208	8,730	32,308	(380)	11,904	(41,160)	15,093
Noninterest income | Long-term loans and written loan commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net increase (decrease) in fair value of loans at fair value	$ 15,208	$ 8,730	$ 32,308	$ (380)	$ 11,904	$ (41,160)	$ 15,093